Other Non-Current Liabilities - Additional Information (Detail) - BeST [member] ₺ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020
Provisions and other non-current liabilities [line items]
Contingent payment	$ 100,000	₺ 1,332,900
Maximum
Provisions and other non-current liabilities [line items]
Discount rate for contingent consideration	8.00%	8.00%	5.60%
Minimum
Provisions and other non-current liabilities [line items]
Discount rate for contingent consideration	6.80%	6.80%	4.30%